Debt Issuance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2013
Debt Issuance Costs, Net
Schedule of debt issuance costs, net

	December 31, 2013	December 31, 2012
	(in millions)
Debt issuance costs	$103.9	$157.5
Less accumulated amortization	(14.8)	(11.8)

	$89.1	$145.7

Schedule of debt issuance costs being capitalized

	December 31, 2013	December 31, 2012
	(in millions)
Senior Secured Credit Facility	$21.4	$130.1
Senior Notes	—	19.4
Senior Subordinated Notes	—	7.9
CoBank	—	0.6

	$21.4	$158.0